Form N-1A Cover	Oct. 14, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 139
Registrant Name	Corgi ETF Trust I
Entity Central Index Key	0002078265
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 14, 2026
Prospectus Date	Oct. 14, 2026